Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions

13.     Related Party Transactions

During 2011, the Company entered into three note payable agreements totaling $70,000 with a related party by common directors (see Note. 7 Notes Payable). During the year ended December 31, 2011, the Company recorded interest expense of $1,489, related to the Notes Payable, all of which was included in accrued interest at December 31, 2011.

Included in accrued liabilities at December 31, 2011 and 2010, is $24,000 which is owed to a related party pursuant to the Property Option Agreement. The Option Holder was not a related party at the time of the signing of the Property Option Agreement. See Note 6. Oil and Gas Property Interests.

The Company believes that the transactions referenced above were on terms at least as favorable to the Company as the Company could have obtained from unaffiliated parties.